Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)		1 Months Ended		3 Months Ended		12 Months Ended
	Jul. 11, 2016	Dec. 28, 2016	Jul. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Jul. 02, 2016	Jul. 01, 2016	Jun. 30, 2016	Dec. 30, 2015	Dec. 11, 2015
Summary Of Significant Accounting Policies [Line Items]
Common Stock Per Share		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001					$ 0.0001
Cash, FDIC Insured Amount						$ 250,000
Proceeds from issuance of convertible notes payable						5,407,772	$ 4,135,000
Cash, Restricted				$ 17,015,716		47,066,313	13,800,000
Allowance for doubtful accounts receivable, current						$ 25,169	16,892
Intangible assets amortization period						7 years
Total intangible assets						$ 600,000	600,000
Accumulated amortization						557,414	480,829
Amortization of intangible assets						$ 76,585	$ 97,407
Concentration risk percentage						10.00%	10.00%
Number of customers							1
Dilutive shares excluded from computation of earnings per share				272		8,316	337
Common Stock, Shares Authorized		1,500,000,000		1,500,000,000		200,000,000	200,000,000
Finite-Lived Intangible Assets, Net				$ 23,872		$ 42,586	$ 119,171
Provision for Doubtful Accounts				(15,943)	$ 86,273	12,702	0
Convertible Notes Payable, Current				32,249,032		60,000,000	16,575,000
Convertible Notes Payable, Noncurrent				0		15,000,000	2,177,657
Liabilities, Current				43,221,479		71,496,854	22,131,727
Operating Leases, Future Minimum Payments Due						3,080,934
Net Income (Loss) Attributable to Parent				$ 21,503,620	$ (33,652,506)	$ (89,148,268)	$ (57,899,169)
Earnings Per Share, Basic				$ 49.74	$ (68,819.03)
Earnings Per Share, Diluted				$ (0.70)	$ (68,819.03)
Adjustments for New Accounting Pronouncement [Member]
Summary Of Significant Accounting Policies [Line Items]
Net Income (Loss) Attributable to Parent				$ 180,680
Earnings Per Share, Basic				$ 0.42
Earnings Per Share, Diluted				$ 0.01
Series E Preferred Stock [Member]
Summary Of Significant Accounting Policies [Line Items]
Conversion of Stock, Shares Converted						13,967	2,650,403
Series F Preferred Stock [Member]
Summary Of Significant Accounting Policies [Line Items]
Dilutive shares excluded from computation of earnings per share				4,308,824
December 28, 2016 | Options
Summary Of Significant Accounting Policies [Line Items]
Conversion of Stock, Shares Converted		100,800,000,000
December 28, 2016 | Series E Preferred Stock [Member]
Summary Of Significant Accounting Policies [Line Items]
Conversion of Stock, Shares Converted		100,800,000,000
December 31, 2016
Summary Of Significant Accounting Policies [Line Items]
Conversion and Exchange Ratio						However, the conversion and exchange ratios were adjusted for the effect of the reverse stock splits such that upon conversion each 100.8 billion shares of Series E Preferred Stock will be converted into four shares of common stock and each 100.8 billion of Class A, Class B, Series B, common warrants and options will be exercisable into one share of common stock. The Series G, Series H and 2016 Subordination Warrants conversion ratio has been adjusted such that each 48.0 million of the Series G, Series H and 2016 Subordination Warrants will now be exercisable into one share of common stock. The Series D and 2015 Subordination Warrants conversion ratio was also adjusted for the effect of the reverse splits, but pursuant to the December 31, 2016 adjustment provision in the warrant agreement the conversion ratio was reset such that each2,000 of the Series D and Subordination Warrants will be exercisable into one share of common stock.
Accounts Receivable | Customer Concentration Risk
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage						10.00%	17.00%
Senior Secured Convertible Notes Two Thousand Sixteen Notes [Member]
Summary Of Significant Accounting Policies [Line Items]
Convertible notes payable, principal				$ 32,249,032		$ 75,000,000
Note agreement carrying value			$ 68,000,000
Proceeds from issuance of convertible notes payable			$ 5,400,000
Convertible Notes Payable, Current				32,249,032		60,000,000
Convertible Notes Payable, Noncurrent				$ 0		$ 15,000,000
Series D Warrant | December 31, 2016
Summary Of Significant Accounting Policies [Line Items]
Conversion of Stock, Shares Converted		0
Class A Warrant | December 28, 2016
Summary Of Significant Accounting Policies [Line Items]
Conversion of Stock, Shares Converted		100,800,000,000
Class B Warrant | December 28, 2016
Summary Of Significant Accounting Policies [Line Items]
Conversion of Stock, Shares Converted		100,800,000,000
Series B Warrant | December 28, 2016
Summary Of Significant Accounting Policies [Line Items]
Conversion of Stock, Shares Converted		100,800,000,000
Common Warrants | December 28, 2016
Summary Of Significant Accounting Policies [Line Items]
Conversion of Stock, Shares Converted		100,800,000,000
Series G Warrant [Member]
Summary Of Significant Accounting Policies [Line Items]
Conversion of Stock, Shares Converted	85,000	48,000,000
Series H Warrant [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of customers						0
Conversion of Stock, Shares Converted		48,000,000
2016 Subordination Warrants
Summary Of Significant Accounting Policies [Line Items]
Conversion of Stock, Shares Converted		48,000,000
2016 Subordination Warrants | Convertible Note One [Member]
Summary Of Significant Accounting Policies [Line Items]
Proceeds from issuance of convertible notes payable						$ 6,000,000
2016 Subordination Warrants | Senior Secured Convertible Notes Two Thousand Sixteen Notes [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash, Restricted						59,400,000				$ 62,000,000
Securities Purchase Agreement
Summary Of Significant Accounting Policies [Line Items]
Convertible notes payable, principal										75,000,000
Securities Purchase Agreement | Senior Secured Convertible Note
Summary Of Significant Accounting Policies [Line Items]
Convertible notes payable, principal							$ 22,100,000		$ 75,000,000		$ 22,100,000
Note agreement carrying value							18,400,000		$ 68,000,000		18,400,000
Securities Purchase Agreement | Senior Secured Convertible Note | Convertible Note One [Member]
Summary Of Significant Accounting Policies [Line Items]
Convertible notes payable, principal							20,000,000				20,000,000
Note agreement carrying value											$ 18,400,000
Securities Purchase Agreement | Senior Secured Convertible Notes Two Thousand Sixteen Notes [Member]
Summary Of Significant Accounting Policies [Line Items]
Convertible notes payable, principal						$ 75,000,000		$ 75,000,000
Securities Purchase Agreement | Senior Secured Convertible Notes Two Thousand Sixteen Notes [Member] | Convertible Note One [Member]
Summary Of Significant Accounting Policies [Line Items]
Note agreement carrying value								$ 68,000,000		$ 68,000,000
Subordination Warrants | December 31, 2016
Summary Of Significant Accounting Policies [Line Items]
Conversion of Stock, Shares Converted		0
Subordination Warrants | Series D Warrant
Summary Of Significant Accounting Policies [Line Items]
Proceeds from issuance of convertible notes payable							4,600,000
Cash, Restricted							13,800,000
Common Stock
Summary Of Significant Accounting Policies [Line Items]
Reverse stock split ratio, Description						each sixty shares of common stock was replaced with one share of common stock
Common Stock, Shares Authorized		1,500,000,000				1,500,000,000
Net Income (Loss) Attributable to Parent						$ 0	$ 0
Common Stock | Series E Preferred Stock [Member]
Summary Of Significant Accounting Policies [Line Items]
Conversion of Stock, Shares Converted							2,650,403
Common Stock | March 30, 2016
Summary Of Significant Accounting Policies [Line Items]
Reverse stock split ratio, Description						each thirty-five shares of common stock were replaced with one share of common stock
Common Stock | September 16, 2016
Summary Of Significant Accounting Policies [Line Items]
Reverse stock split ratio, Description						each eighty shares of common stock were replaced with one share of common stock
Common Stock | Series D Warrant
Summary Of Significant Accounting Policies [Line Items]
Conversion of Stock, Shares Converted		1
Common Stock | Class A Warrant
Summary Of Significant Accounting Policies [Line Items]
Conversion of Stock, Shares Converted		0
Common Stock | Class B Warrant
Summary Of Significant Accounting Policies [Line Items]
Conversion of Stock, Shares Converted		0
Common Stock | Series B Warrant
Summary Of Significant Accounting Policies [Line Items]
Conversion of Stock, Shares Converted		0
Common Stock | Common Warrants
Summary Of Significant Accounting Policies [Line Items]
Conversion of Stock, Shares Converted		0
Common Stock | Series G Warrant [Member]
Summary Of Significant Accounting Policies [Line Items]
Conversion of Stock, Shares Converted		0
Common Stock | Series H Warrant [Member]
Summary Of Significant Accounting Policies [Line Items]
Conversion of Stock, Shares Converted		0
Common Stock | 2016 Subordination Warrants
Summary Of Significant Accounting Policies [Line Items]
Conversion of Stock, Shares Converted		0
Common Stock | Subordination Warrants
Summary Of Significant Accounting Policies [Line Items]
Conversion of Stock, Shares Converted		0
Scenario, Previously Reported
Summary Of Significant Accounting Policies [Line Items]
Common Stock Per Share												$ 0.001
Restatement Adjustment [Member]
Summary Of Significant Accounting Policies [Line Items]
Convertible Notes Payable, Noncurrent							$ 2,177,657
Increase (Decrease) in Derivative Liabilities							16,588,940
Liabilities, Current							$ 14,936,283
Minimum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of assets						3 years
Maximum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of assets						10 years